Accounts Receivable-Third Parties - Movements on the Allowance for Doubtful Accounts Receivable (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Allowance for Doubtful Accounts Receivable
As at beginning of period	$ 41	$ 258
Increase in allowance for doubtful accounts	14	279
Decrease in allowance due to subsequent collection	(34)	(235)
Write-off		(1)
Exchange difference		2
As at end of period	$ 21	$ 303